Goodwill and Other Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
VASO CORPORATION [Member]
Goodwill and Other Intangibles [Line Items]
GOODWILL AND OTHER INTANGIBLES

NOTE I — GOODWILL AND OTHER INTANGIBLES

Goodwill of $14,375,000 is allocated to the IT segment. The remaining $1,176,000 of goodwill is attributable to the FGE reporting unit within the Equipment segment. The NetWolves and FGE reporting units had negative carrying values at September 30, 2023 and December 31, 2022. The components of the change in goodwill are as follows:

	(in thousands)
	Nine months ended September 30, 2023	Year ended December 31, 2022
Beginning of period	$15,614	$15,722
Foreign currency translation adjustment	(63)	(108)
End of period	$15,551	$15,614

The Company’s other intangible assets consist of capitalized customer-related intangibles, patent and technology costs, and software costs, as set forth in the following:

	(in thousands)
	September 30, 2023	December 31, 2022
Customer-related
Costs	$5,831	$5,831
Accumulated amortization	(4,732)	(4,557)
	1,099	1,274

Patents and Technology
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,894)
	—	—
Software
Costs	2,468	2,362
Accumulated amortization	(2,212)	(2,125)
	256	237
	$1,355	$1,511

Patents and technology are amortized on a straight-line basis over their estimated useful lives of ten and eight years, respectively. The cost of significant customer-related intangibles is amortized in proportion to estimated total related revenue; cost of other customer-related intangible assets is amortized on a straight-line basis over the asset’s estimated economic life of seven years. Software costs are amortized on a straight-line basis over its expected useful life of five years.

Amortization expense amounted to $81,000 and $136,000 for the three months ended September 30, 2023 and 2022, respectively and $261,000 and $451,000 for the nine months ended September 30, 2023 and 2022, respectively.

Amortization of intangibles for the next five years is:

Years ending December 31,	(in thousands)
Remainder of 2023	86
2024	295
2025	224
2026	169
2027	581
$1,355

NOTE G — GOODWILL AND OTHER INTANGIBLES

Goodwill of $14,375,000 is attributable to the NetWolves reporting unit within the IT segment. The remaining $1,239,000 of goodwill is attributable to the FGE reporting unit within the Equipment segment. The NetWolves and FGE reporting units had negative net asset carrying amounts at December 31, 2022 and 2021. The changes in the carrying amount of goodwill are as follows:

	(in thousands)
	Year ended December 31, 2022	Year ended December 31, 2021
Beginning of period	$15,722	$15,688
Foreign currency translation adjustment	(108)	34
End of period	$15,614	$15,722

The Company’s other intangible assets consist of capitalized customer-related intangibles, patent and technology costs, and software costs, as set forth in the following table:

	(in thousands)
	December 31, 2022	December 31, 2021
Customer-related
Costs	$5,831	$5,831
Accumulated amortization	(4,557)	(4,279)
	1,274	1,552
Patents and Technology
Costs	1,894	1,894
Accumulated amortization	(1,894)	(1,754)
	—	140
Software
Costs	2,362	3,459
Accumulated amortization	(2,125)	(3,110)
	237	349
	$1,511	$2,041

The Company owns, through our Chinese subsidiaries, thirty-seven invention and utility patents that expire at various times through 2041, as well as sixteen software copyright certificates in China related to proprietary technologies in physiological data acquisition, analysis and reporting. The Company also holds one patent for secure and remote monitoring management through its NetWolves subsidiary. Costs incurred for submitting the applications to the United States Patent and Trademark Office and other foreign authorities for these patents have been capitalized. Patent and technology costs are being amortized using the straight-line method over 10-year and 8-year lives, respectively. The Company begins amortizing patent costs once a filing receipt is received stating the patent serial number and filing date from the Patent Office or other foreign authority. The cost of significant customer-related intangibles is amortized in proportion to estimated total related revenue; cost of other customer-related intangible assets is amortized on a straight-line basis over the asset’s estimated economic life of seven years. Software costs are amortized on a straight-line basis over its expected useful life of five years. In 2022, the Company disposed of approximately $1,117,000 in fully amortized software costs.

Amortization expense amounted to approximately $551,000 and $1,972,000 for the years ended December 31, 2022 and 2021, respectively. Amortization of intangibles for the next five years is:

(in thousands)
Years ending December 31,
2023	343
2024	274
2025	203
2026	148
2027	543
$1,511